Consolidated statements of financial position (parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Long-term borrowings, net of current portion	$ 615,333,863	$ 668,236,463
Current portion of long-term borrowings	77,948,823	70,799,218
$35.1 Million Unsecured Sponsor Loan
Borrowings
Long-term borrowings, net of current portion		8,561,987
Current portion of long-term borrowings	$ 34,233,375	$ 25,671,388